EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 9, 2017 (Accession No. 0001193125-17-076213), to the Prospectus dated December 30, 2016, for the Deutsche X-trackers Russell 1000 Comprehensive Factor ETF, a series of DBX ETF Trust.